SCHEDULE OF OTHER INCOME, NET (Details) (Parenthetical)		36 Months Ended
	Jan. 01, 2025 CNY (¥)	Jun. 15, 2028 USD ($)	Jun. 15, 2028 CNY (¥)	Feb. 01, 2022 USD ($)	Feb. 01, 2022 CNY (¥)	Feb. 10, 2021 USD ($)	Feb. 10, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment				$ 68,290
Annual rent	¥ 480,000	$ 56,916	¥ 400,050
Jiangyin Shuaina Home Furniture Technology Co Ltd [Member] | Six Years [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment						$ 521,674	¥ 3,750,000
Jiangyin Shuaina Home Furniture Technology Co Ltd [Member] | Yearly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment						83,468	600,000
Jiangyin Shuaina Home Furniture Technology Co Ltd [Member] | Three Years [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment						$ 90,423	¥ 650,000
Leiluo Intelligent Technology Jiangsu Co Ltd [Member] | Yearly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment				83,468	¥ 600,000
Leiluo Intelligent Technology Jiangsu Co Ltd [Member] | Three Years [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment				$ 250,403	¥ 1,800,000